Dividends Declared and Paid - Summary of Dividends Declared and Paid (Detail) ¥ in Thousands, $ in Thousands					12 Months Ended
	Jul. 13, 2017 CNY (¥)	Jul. 13, 2017 USD ($)	Jun. 29, 2016 CNY (¥)	Jun. 29, 2016 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Disclosure of dividends declared and paid on ordinary capital [Abstract]
Dividend paid in cash		$ 34,700		$ 17,800	¥ 235,947	$ 37,278	¥ 118,193
Dividend paid in shares (Note 24)	¥ 12,897	$ 2,038	¥ 103,356		12,897	2,038	103,356
Dividends on ordinary shares					¥ 248,844	$ 39,316	¥ 221,549	¥ 257,500